AURORA 10Q - FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2023
Fair Value, Option, Quantitative Disclosures [Line Items]
Schedule of financial assets and liabilities measured at fair value
The Company’s financial instruments measured at fair value on a recurring basis are summarized below:

	September 30, 2023
(Amounts in thousands)	Level 1	Level 2	Level 3	Total
Mortgage loans held for sale, at fair value	$—	$160,025	$—	$160,025
Derivative assets, at fair value (1)	—	3,506	211	3,717
Total Assets	$—	$163,531	$211	$163,742
Derivative liabilities, at fair value (1)	$—	$—	$1,678	$1,678
Warrants and equity related liabilities, at fair value	$577	$950	$—	$1,527
Total Liabilities	$577	$950	$1,678	$3,205

	December 31, 2022
(Amounts in thousands)	Level 1	Level 2	Level 3	Total
Mortgage loans held for sale, at fair value	$—	$248,826	$—	$248,826
Derivative assets, at fair value (1)	—	2,732	316	3,048
Bifurcated derivative, at fair value	—	—	236,603	236,603
Total Assets	$—	$251,558	$236,919	$488,477
Derivative liabilities, at fair value (1)	$—	$—	$1,828	$1,828
Convertible preferred stock warrants (2)	—	—	3,096	3,096
Total Liabilities	$—	$—	$4,924	$4,924
__________________
(1)As of September 30, 2023 and December 31, 2022, derivative assets and liabilities represent both IRLCs and forward sale commitments.
(2)Fair value is based on the intrinsic value of the Company’s underlying stock price at each balance sheet date and includes certain assumptions with regard to volatility.
The Company’s financial instruments measured at fair value on a recurring basis are summarized below:

	December 31, 2022
(Amounts in thousands)	Level 1	Level 2	Level 3	Total
Mortgage loans held for sale, at fair value	$—	$248,826	$—	$248,826
Derivative assets, at fair value (1)	—	2,732	316	3,048
Bifurcated derivative	—	—	236,603	236,603
Total Assets	$—	$251,558	$236,919	$488,478

Derivative liabilities, at fair value (1)	$—	$—	$1,828	$1,828
Convertible preferred stock warrants (2)	—	—	3,096	3,096
Total Liabilities	$—	$—	$4,924	$4,924

	December 31, 2021
(Amounts in thousands)	Level 1	Level 2	Level 3	Total
Mortgage loans held for sale, at fair value	$—	$1,854,435	$—	$1,854,435
Derivative assets, at fair value (1)	—	812	8,484	9,296
Bifurcated derivative	—	—	—	—
Total Assets	$—	$1,855,247	$8,484	$1,863,731

Derivative liabilities, at fair value (1)	$—	$1,466	$916	$2,382
Convertible preferred stock warrants (2)	—	—	31,997	31,997
Total Liabilities	$—	$1,466	$32,913	$34,379
__________________
(1)As of December 31, 2022 and 2021, derivative assets and liabilities represent both IRLCs and forward sale commitments.
(2)Fair value is based on the intrinsic value of the Company’s underlying stock price at each balance sheet date and includes certain assumptions with regard to volatility.

Schedule of quantitative information regarding Level 3 fair value measurements inputs	The following table presents quantitative information about the significant unobservable inputs used in the recurring fair value measurements categorized within Level 3 of the fair value hierarchy:

	September 30, 2023
(Amounts in dollars, except percentages)	Range	Weighted Average
Level 3 Financial Instruments:
IRLCs
Pull-through factor	10.27% - 97.49%	85.1%

	December 31, 2022
(Amounts in dollars, except percentages)	Range	Weighted Average
Level 3 Financial Instruments:
IRLCs
Pull-through factor	14.66% - 96.57%	79.6%
Bifurcated derivative
Risk free rate	4.69%	4.69%
Expected term (years)	0.75	0.75
Fair value of new preferred or common stock	$10.63 - $19.05	$9.77
Convertible preferred stock warrants
Risk free rate	3.94% - 4.04%	4.00%
Volatility rate	40.4% - 123.8%	65.0%
Expected term (years)	4.24 - 5.74	4.8
Fair value of common stock	$0.00 - $6.60	$1.60
The Company valued these warrants at issuance and at each reporting period, using the Black-Scholes-Merton option-pricing model and their respective terms, as can be seen below:

(Amounts in thousands, except per share amounts)	December 31, 2022
Issuance	Fair value per share	Fair Value
September 2018	$0.54	$1,256
February 2019	$0.54	84
March 2019	$0.35	397
April 2019	$0.35	1,240
March 2020	$0.29	119
Total		$3,096
The following table presents quantitative information about the significant unobservable inputs used in the recurring fair value measurements categorized within Level 3 of the fair value hierarchy:

	December 31, 2022
(Amounts in dollars, except percentages)	Range	Weighted Average
Level 3 Financial Instruments:
IRLCs
Pull-through factor	14.66% -96.57%	79.6%
Bifurcated derivative
Risk free rate	4.69%	4.69%
Expected term (years)	0.75	0.75
Fair value of new preferred or common stock	$10.63 - $19.05	$9.77
Convertible preferred stock warrants
Risk free rate	3.94%- 4.04%	4.00%
Volatility rate	40.4% - 123.8%	65.0%
Expected term (years)	4.24- 5.74	4.8
Fair value of common stock	$0.00 - $6.60	$1.60

	December 31, 2021
(Amounts in dollars, except percentages)	Range	Weighted Average
Level 3 Financial Instruments:
IRLCs
Pull-through factor	5.01% - 99.43%	83.5%
Convertible preferred stock warrants
Risk free rate	0.19% - 0.73%	0.27%
Volatility rate	32.8% - 120.3%	65.0%
Expected term (years)	0.5 - 2.0	0.7
Fair value of common stock	$6.80 - $29.42	$14.91
The Company valued these warrants at issuance and at each reporting period, using the Black-Scholes option-pricing model and their respective terms, as can be seen below:

	December 31,
(Amounts in thousands, except per share amounts)	2022		2021
Issuance	Fair value per share	Fair Value	Fair value per share	Fair Value
September 2018	$1.66	$1,256	$13.70	$10,364
February 2019	$1.66	84	$13.70	689
March 2019	$1.06	397	$12.54	4,703
April 2019	$1.06	1,240	$12.54	14,671
March 2020	$0.89	119	$11.70	1,570
Total		$3,096		$31,997

Schedule of change in the fair value of the warrant liabilities
The following table presents the rollforward of Level 3 convertible preferred stock warrants:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands)	2023	2022	2023	2022
Balance at beginning of period	$2,830	$11,586	$3,096	$31,997
Exercises	(2,830)	—	(2,830)	—
Change in fair value of convertible preferred stock warrants	—	(4,202)	(266)	(24,613)
Balance at end of period	$—	$7,384	$—	$7,384
The following table presents the rollforward of Level 3 convertible preferred stock warrants:

	Year Ended December 31,
(Amounts in thousands)	2022	2021
Balance at beginning of year	$31,997	$25,799
Issuances	—	—
Exercises	—	(26,592)
Change in fair value of convertible preferred stock warrants	(28,901)	32,790
Balance at end of year	$3,096	$31,997

Aurora Acquisition Corp
Fair Value, Option, Quantitative Disclosures [Line Items]
Schedule of financial assets and liabilities measured at fair value
The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2023 by level within the fair value hierarchy:

	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable
	(Level 1)	(Level 2)	Inputs (Level 3)
Assets:
Investments held in Trust Account – cash and cash equivalents	$21,317,257	$—	$—
Liabilities:
Derivative public warrant liabilities	153,699	—	—
Derivative private warrant liabilities	—	—	326,902
Total Fair Value	$21,470,956	$—	$326,902
The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 by level within the fair value hierarchy:

	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable
	(Level 1)	(Level 2)	Inputs (Level 3)
Assets:
Investments held in Trust Account – money market funds	$282,284,619	$—	$—
Liabilities:
Derivative public warrant liabilities	91,126	—	—
Derivative private warrant liabilities	—	—	381,386
Total Fair Value	$282,375,745	$—	$381,386
The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 by level within the fair value hierarchy:

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – money market funds	$282,284,619	$—	$—
Liabilities:
Derivative public warrant liabilities	91,126	—	—
Derivative private warrant liabilities	—	—	381,386
Total Fair Value	$282,375,745	$—	$381,386

Schedule of quantitative information regarding Level 3 fair value measurements inputs
The following table provides the significant unobservable inputs used in the Modified Black Scholes model to measure the fair value of the Private Placement Warrants(1):

	At March 8, 2021 (Initial Measurement)	As of December 31, 2022	As of June 30, 2023
Stock price	10.02	10.09	10.45
Strike price	11.50	11.50	11.50
Probability of completing a Business Combination	90.00%	40.00%	60.00%
Remaining term (in years)	5.5	2.89	1.13
Volatility	15.00%	3.00%	5.00%
Risk-free rate	0.96%	4.20%	5.26%
Fair value of warrants	0.86	0.07	0.06
The following table provides the significant unobservable inputs used in the Modified Black Scholes model to measure the fair value of the Private Placement Warrants(1):

	At March 8, 2021 (Initial Measurement)	As of December 31, 2021	As of December 31, 2022
Stock price	10.02	9.90	10.09
Strike price	11.50	11.50	11.50
Probability of completing a Business Combination	90.00%	100.00%	40.00%
Remaining term (in years)	5.50	5.00	2.89
Volatility	15.00%	22.00%	3.00%
Risk-free rate	0.96%	1.26%	4.20%
Fair value of warrants	0.86	1.59	0.07
___________________
(1)The expected term of the Private Placement Warrants has been adjusted to 2.89 as of December 31, 2022 due to multiple factors, including an expected additional 3-6 months duration of the Private Placement Warrants as a result of the extension of the date by which the Company has to consummate a business combination from March 8, 2023 to September 30, 2023. Additionally, weighted probability factors contribute to the decrease in term from the remaining 5 years per the previous date valued at December 31, 2021.

Schedule of change in the fair value of the warrant liabilities
The following tables provides a summary of the changes in the fair value of the Company’s financial instruments that are measured at fair value on a recurring basis:
As of June 30, 2023

	Level 1	Level 3	Warrant Liabilities
Fair value as of December 31, 2022	91,126	381,386	472,512
Change in valuation inputs or other assumptions	261,227	—	261,227
Fair value as of March 31, 2023	352,353	381,386	733,739
Change in valuation inputs or other assumptions	(198,654)	(54,484)	(253,138)
Fair value as of June 30, 2023	153,699	326,902	480,601
As of June 30, 2022

	Level 1	Level 3	Warrant Liabilities
Fair value as of December 31, 2021	4,677,805	8,662,912	13,340,717
Change in valuation inputs or other assumptions	(2,187,034)	108,967	(2,078,067)
Fair value as of March 31, 2022	2,490,771	8,771,879	11,262,650
Change in valuation inputs or other assumptions	(1,579,513)	(2,233,833)	(3,813,346)
Fair value as of June 30, 2022	911,258	6,538,046	7,449,304
The following table provides a summary of the changes in the fair value of the Company’s financial instruments that are measured at fair value on a recurring basis:

	Level 3	Level 1	Warrant Liabilities
Fair value as of December 31, 2020	$—	$—	$—
Initial measurement at March 8, 2021	9,152,167	4,730,000	13,882,167
Initial measurement of over-allotment warrants	545,935	488,811	1,034,746
Change in valuation inputs or other assumptions	(1,035,190)	(541,006)	(1,576,196)
Fair value as of December 31, 2021	8,662,912	4,677,805	13,340,717
Change in valuation inputs or other assumptions	(8,281,526)	(4,586,679)	(12,868,205)
Fair value as of December 31, 2022	$381,386	$91,126	$472,512